T. ROWE PRICE U.S. Large-Cap Core Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  10.3%
Entertainment  1.5%
Netflix (1) 258,741 310,210
310,210
Interactive Media & Services  7.5%
Alphabet, Class C  4,367,463 1,063,695
Meta Platforms, Class A  598,194 439,302
1,502,997
Wireless Telecommunication Services  1.3%
T-Mobile U.S.  1,093,175 261,684
261,684
Total Communication Services 2,074,891
CONSUMER DISCRETIONARY  9.4%
Broadline Retail  3.0%
Amazon.com (1) 2,719,357 597,089
597,089
Hotels, Restaurants & Leisure  2.1%
Booking Holdings  28,566 154,235
DoorDash, Class A (1) 418,080 113,714
McDonald's  495,050 150,441
418,390
Specialty Retail  4.3%
Lowe's  1,121,575 281,863
O'Reilly Automotive (1) 1,642,141 177,039
TJX  1,575,539 227,729
Ulta Beauty (1) 326,526 178,528
865,159
Total Consumer Discretionary 1,880,638
CONSUMER STAPLES  5.4%
Beverages  0.9%
Coca-Cola  2,777,216 184,185
184,185
Consumer Staples Distribution & Retail  1.7%
Dollar Tree (1) 1,245,758 117,562
Walmart  2,217,798 228,566
346,128

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products  0.7%
Mondelez International, Class A  2,256,774 140,981
140,981
Household Products  2.1%
Colgate-Palmolive  1,722,648 137,708
Procter & Gamble  1,893,733 290,972
428,680
Total Consumer Staples 1,099,974
ENERGY  4.2%
Energy Equipment & Services  1.6%
Schlumberger  4,504,566 154,822
TechnipFMC  4,216,000 166,321
321,143
Oil, Gas & Consumable Fuels  2.6%
ConocoPhillips  1,818,354 171,998
Expand Energy  1,329,972 141,296
Valero Energy  1,206,698 205,453
518,747
Total Energy 839,890
FINANCIALS  12.0%
Banks  3.9%
Bank of America  5,031,759 259,589
Huntington Bancshares  8,467,421 146,232
JPMorgan Chase  1,207,650 380,929
786,750
Capital Markets  2.7%
Charles Schwab  1,716,862 163,909
Goldman Sachs Group  289,978 230,924
Tradeweb Markets, Class A  1,240,370 137,656
532,489
Consumer Finance  0.9%
American Express  549,142 182,403
182,403
Financial Services  2.7%
Visa, Class A  1,585,916 541,400
541,400
Insurance  1.8%
Progressive  765,366 189,007

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Travelers  615,167 171,767
360,774
Total Financials 2,403,816
HEALTH CARE  7.7%
Biotechnology  1.8%
Gilead Sciences  1,891,842 209,995
Vertex Pharmaceuticals (1) 403,118 157,877
367,872
Health Care Equipment & Supplies  1.0%
Abbott Laboratories  1,454,039 194,754
194,754
Health Care Providers & Services  4.1%
Cencora  672,845 210,284
Encompass Health  662,184 84,111
Molina Healthcare (1) 753,759 144,239
Quest Diagnostics  975,186 185,851
UnitedHealth Group  602,513 208,048
832,533
Life Sciences Tools & Services  0.8%
Mettler-Toledo International (1) 129,200 158,607
158,607
Total Health Care 1,553,766
INDUSTRIALS & BUSINESS SERVICES  10.5%
Aerospace & Defense  1.0%
General Electric  683,448 205,595
205,595
Commercial Services & Supplies  0.8%
Republic Services  682,191 156,549
156,549
Electrical Equipment  0.8%
AMETEK  868,906 163,354
163,354
Ground Transportation  0.8%
CSX  658,431 23,381
Old Dominion Freight Line  909,303 128,012
151,393
Machinery  4.9%
Caterpillar  355,524 169,638
Deere  504,025 230,471

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Ingersoll Rand  1,867,794 154,317
Parker-Hannifin  333,771 253,049
Pentair  1,510,367 167,288
974,763
Professional Services  2.2%
Booz Allen Hamilton Holding  1,272,068 127,143
Broadridge Financial Solutions  714,764 170,235
Equifax  529,382 135,803
433,181
Total Industrials & Business Services 2,084,835
INFORMATION TECHNOLOGY  31.6%
Communications Equipment  0.9%
Arista Networks (1) 1,240,510 180,755
180,755
Electronic Equipment, Instruments & Components  2.9%
Keysight Technologies (1) 1,078,880 188,718
TE Connectivity  912,677 200,360
Teledyne Technologies (1) 318,165 186,457
575,535
Semiconductors & Semiconductor Equipment  13.8%
Analog Devices  897,812 220,592
Broadcom  2,176,006 717,886
NVIDIA  8,036,891 1,499,523
NXP Semiconductors  424,000 96,558
Taiwan Semiconductor Manufacturing, ADR  818,546 228,612
2,763,171
Software  10.0%
Microsoft  3,320,226 1,719,711
PTC (1) 733,456 148,906
Salesforce  590,110 139,856
2,008,473
Technology Hardware, Storage & Peripherals  4.0%
Apple  3,182,886 810,458
810,458
Total Information Technology 6,338,392
MATERIALS  4.9%
Chemicals  2.6%
Ecolab  525,555 143,928
Linde  487,449 231,538

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  412,371 142,788
518,254
Containers & Packaging  2.3%
Ball  2,865,694 144,488
International Paper  3,092,357 143,486
Packaging Corp. of America  808,665 176,232
464,206
Total Materials 982,460
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  1.0%
Welltower, REIT  1,081,022 192,573
Total Real Estate 192,573
UTILITIES  2.6%
Electric Utilities  0.9%
Southern  1,820,095 172,490
172,490
Gas Utilities  0.9%
Atmos Energy  1,112,595 189,976
189,976
Multi-Utilities  0.8%
Ameren  1,533,307 160,047
160,047
Total Utilities 522,513
Total Common Stocks (Cost $14,134,869) 19,973,748
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.16% (2)(3) 50,731,185 50,731
Total Short-Term Investments (Cost $50,731) 50,731
Total Investments in Securities  99.9%
(Cost $14,185,600) $ 20,024,479
Other Assets Less Liabilities 0.1% 11,210
Net Assets 100.0% $ 20,035,689

T. ROWE PRICE U.S. Large-Cap Core Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 1,646++
Totals $ —# $ — $ 1,646+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 215,527  ¤  ¤ $ 50,731
Total $ 50,731^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,646 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $50,731.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Large-Cap
Core Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE U.S. Large-Cap Core Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F190-054Q3 09/25